PROPERTY, PLANT AND EQUIPMENT (Schedule of Property Plant and Equipment) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Disclosure of detailed information about property, plant and equipment [line items]
At January 1		¥ 54,523
Depreciation charge		(1,748)	¥ (2,655)	¥ (2,472)
At December 31		337	54,523
USD [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation charge | $	$ (269)
At December 31 | $	$ 52
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
At January 1		113,725	106,160
Acquisition of Bayannaoer Mining		335
Additions		4,208	5,023
Transfer
Disposals		(13,272)	(311)
Exchange adjustment		(2,721)	2,853
Disposal of subsidiaries		(101,114)
At December 31		1,161	113,725	106,160
Cost [Member] | USD [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Exchange adjustment
At December 31		179
Cost [Member] | Buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
At January 1		28,713	22,996
Acquisition of Bayannaoer Mining		43
Additions
Transfer			5,515
Disposals		(5,781)
Exchange adjustment		(104)	202
Disposal of subsidiaries		(22,828)
At December 31		43	28,713	22,996
Cost [Member] | Buildings [Member] | USD [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Exchange adjustment
At December 31		6
Cost [Member] | Mining structures and mining rights [Member]
Disclosure of detailed information about property, plant and equipment [line items]
At January 1		33,942	33,921
Acquisition of Bayannaoer Mining
Additions
Transfer
Disposals		(4,688)
Exchange adjustment		(21)	21
Disposal of subsidiaries		(29,233)
At December 31			33,942	33,921
Cost [Member] | Mining structures and mining rights [Member] | USD [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Exchange adjustment
At December 31
Cost [Member] | Machinery and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
At January 1		7,654	7,648
Acquisition of Bayannaoer Mining		12
Additions		71	3
Transfer
Disposals		(786)
Exchange adjustment		(173)	3
Disposal of subsidiaries		(5,939)
At December 31		839	7,654	7,648
Cost [Member] | Machinery and equipment [Member] | USD [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Exchange adjustment
At December 31		129
Cost [Member] | Motor vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
At January 1		7,356	7,319
Acquisition of Bayannaoer Mining		280
Additions
Transfer
Disposals		(2,017)	(311)
Exchange adjustment		(35)	348
Disposal of subsidiaries		(5,305)
At December 31		279	7,356	7,319
Cost [Member] | Motor vehicles [Member] | USD [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Exchange adjustment
At December 31		44
Cost [Member] | Construction in progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
At January 1		36,060	34,276
Acquisition of Bayannaoer Mining
Additions		4,137	5,020
Transfer			(5,515)
Disposals
Exchange adjustment		(2,388)	2,279
Disposal of subsidiaries		(37,809)
At December 31			36,060	34,276
Cost [Member] | Construction in progress [Member] | USD [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Exchange adjustment
At December 31
Accumulated depreciation and amortization and impairment losses [Member]
Disclosure of detailed information about property, plant and equipment [line items]
At January 1		(59,202)	(56,770)
Depreciation charge		(1,748)	(2,655)
Disposals		12,266	301
Exchange adjustment		(199)	(78)
Disposal of subsidiaries		48,059
At December 31		(824)	(59,202)	(56,770)
Accumulated depreciation and amortization and impairment losses [Member] | USD [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Exchange adjustment
At December 31		(127)
Accumulated depreciation and amortization and impairment losses [Member] | Buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
At January 1		(14,605)	(13,206)
Depreciation charge		(530)	(1,415)
Disposals		5,121
Exchange adjustment		(84)	16
Disposal of subsidiaries		10,098
At December 31			(14,605)	(13,206)
Accumulated depreciation and amortization and impairment losses [Member] | Buildings [Member] | USD [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Exchange adjustment
At December 31
Accumulated depreciation and amortization and impairment losses [Member] | Mining structures and mining rights [Member]
Disclosure of detailed information about property, plant and equipment [line items]
At January 1		(33,608)	(33,608)
Depreciation charge
Disposals		4,688
Exchange adjustment
Disposal of subsidiaries		28,920
At December 31			(33,608)	(33,608)
Accumulated depreciation and amortization and impairment losses [Member] | Mining structures and mining rights [Member] | USD [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Exchange adjustment
At December 31
Accumulated depreciation and amortization and impairment losses [Member] | Machinery and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
At January 1		(7,541)	(7,485)
Depreciation charge		(25)	(55)
Disposals		715
Exchange adjustment		(69)	(1)
Disposal of subsidiaries		6,100
At December 31		(820)	(7,541)	(7,485)
Accumulated depreciation and amortization and impairment losses [Member] | Machinery and equipment [Member] | USD [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Exchange adjustment
At December 31		(126)
Accumulated depreciation and amortization and impairment losses [Member] | Motor vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
At January 1		(3,448)	(2,471)
Depreciation charge		(1,193)	(1,185)
Disposals		1,742	301
Exchange adjustment		(46)	(93)
Disposal of subsidiaries		2,941
At December 31		(4)	(3,448)	(2,471)
Accumulated depreciation and amortization and impairment losses [Member] | Motor vehicles [Member] | USD [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Exchange adjustment
At December 31		(1)
Accumulated depreciation and amortization and impairment losses [Member] | Construction in progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
At January 1
Depreciation charge
Disposals
Exchange adjustment
Disposal of subsidiaries
At December 31
Accumulated depreciation and amortization and impairment losses [Member] | Construction in progress [Member] | USD [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Exchange adjustment
At December 31